Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
In accordance with rules adopted by the Securities and Exchange Commission (SEC), we prepared the analysis set forth below regarding “compensation actually paid” (“CAP”) for our principal executive officer (“PEO”) and non-PEO NEOs and Company performance for the fiscal years listed below.
The SEC defined CAP data set forth in the table below does not reflect amounts actually realized by our NEOs. A significant portion of the CAP amounts shown relate to changes in values of unvested awards over the course of the fiscal year. These unvested awards remain subject to significant risk from forfeiture conditions and possible future declines in value based upon changes in our stock price. The actual values realized by our NEOs from unvested equity awards, if any, will not be determined until the awards fully vest.

					Value of Initial Fixed $100 Investment Based on(4)
Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non- PEO NEOs(3)	POWL Total Shareholder Return	Peer Group Total Shareholder Return(5)	Net Income ($MM)	EBITDA ($MM)(6)
2023	$2,922,261	$9,644,940	$1,084,655	$3,097,161	$379.86	$151.67	$54.5	$71.1
2022	$2,277,914	$2,073,440	$820,511	$766,145	$94.30	$111.63	$13.7	$18.9
2021	$2,382,478	$2,495,939	$870,642	$904,637	$105.59	$135.75	$0.6	$11.4

Note: (1)	Brett A. Cope was our PEO for each of the fiscal years presented above.
(2)	To calculate Compensation Actually Paid (“CAP”) for the PEO, the following adjustments were made to the SCT total in accordance with SEC methodology for determining CAP for each year shown:

Year	2023	2022	2021
PEO	Cope	Cope	Cope
Summary Compensation Table Total (“SCT”) Compensation	$2,922,261	$2,277,914	$2,382,478
Less: Stock Award Values Reported in SCT for the Covered Fiscal Year	$(922,684)	$(780,312)	$(780,160)
Plus: Year-End Fair Value for Stock Awards Granted in Covered Fiscal Year	$2,998,244	$552,760	$666,942
Plus: Year-End Fair Value of Awards Granted and Vested in Covered Fiscal Year	$599,616	$110,552	$133,378
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Fiscal Years	$1,282,112	$(80,000)	$8,400
Change in Fair Value of Stock Awards from Prior Years that Vested in Covered Fiscal Year	$2,621,796	$(51,364)	$13,285
Plus: Dividend Equivalents Earned During Applicable Fiscal Year Upon Vesting	$143,595	$43,890	$71,616
Compensation Actually Paid	$9,644,940	$2,073,440	$2,495,939
(3)	To calculate Compensation Actually Paid (“CAP”) for the Non-PEO NEO, the following adjustments were made to the SCT total in accordance with SEC methodology for determining CAP for each year shown:

Year	2023	2022	2021
Non-PEO NEOs	Metcalf and Honeycutt	Metcalf and Honeycutt	Metcalf and Honeycutt
Average Compensation Table Total (“SCT”) Compensation	$1,084,655	$820,511	$870,642
Less: Average Stock Award Values Reported in SCT for the Covered Fiscal Year	$(323,152)	$(207,583)	$(207,230)
Plus: Average Year-End Fair Value for Stock Awards Granted in Covered Fiscal Year	$1,119,150	$147,045	$177,158
Plus: Average Year-End Fair Value of Awards Granted and Vested in Covered Fiscal Year	$140,930	$29,413	$35,427
Average Change in Fair Value of Outstanding Unvested Stock Awards from Prior Fiscal Years	$341,054	$(21,249)	$2,268
Average Change in Fair Value of Stock Awards from Prior Years that Vested in Covered Fiscal Year	$696,563	$(13,780)	$4,138
Plus: Average Dividend Equivalents Earned During Applicable Fiscal Year Upon Vesting	$37,961	$11,788	$22,234
Average Compensation Actually Paid	$3,097,161	$766,145	$904,637
(4)	The comparison of total shareholder returns assumes that $100 was invested September 30, 2020 and that dividends were reinvested when paid.
(5)	The peer group used in this disclosure is the Proxy Peer group.
(6)
We have determined that EBITDA is the financial measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our NEOs for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote [Text Block]
Note: (1)	Brett A. Cope was our PEO for each of the fiscal years presented above.

Peer Group Issuers, Footnote [Text Block]
(5)	The peer group used in this disclosure is the Proxy Peer group.

PEO Total Compensation Amount	$ 2,922,261	$ 2,277,914	$ 2,382,478
PEO Actually Paid Compensation Amount	$ 9,644,940	2,073,440	2,495,939
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	To calculate Compensation Actually Paid (“CAP”) for the PEO, the following adjustments were made to the SCT total in accordance with SEC methodology for determining CAP for each year shown:

Year	2023	2022	2021
PEO	Cope	Cope	Cope
Summary Compensation Table Total (“SCT”) Compensation	$2,922,261	$2,277,914	$2,382,478
Less: Stock Award Values Reported in SCT for the Covered Fiscal Year	$(922,684)	$(780,312)	$(780,160)
Plus: Year-End Fair Value for Stock Awards Granted in Covered Fiscal Year	$2,998,244	$552,760	$666,942
Plus: Year-End Fair Value of Awards Granted and Vested in Covered Fiscal Year	$599,616	$110,552	$133,378
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Fiscal Years	$1,282,112	$(80,000)	$8,400
Change in Fair Value of Stock Awards from Prior Years that Vested in Covered Fiscal Year	$2,621,796	$(51,364)	$13,285
Plus: Dividend Equivalents Earned During Applicable Fiscal Year Upon Vesting	$143,595	$43,890	$71,616
Compensation Actually Paid	$9,644,940	$2,073,440	$2,495,939

Non-PEO NEO Average Total Compensation Amount	$ 1,084,655	820,511	870,642
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,097,161	766,145	904,637
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)	To calculate Compensation Actually Paid (“CAP”) for the Non-PEO NEO, the following adjustments were made to the SCT total in accordance with SEC methodology for determining CAP for each year shown:

Year	2023	2022	2021
Non-PEO NEOs	Metcalf and Honeycutt	Metcalf and Honeycutt	Metcalf and Honeycutt
Average Compensation Table Total (“SCT”) Compensation	$1,084,655	$820,511	$870,642
Less: Average Stock Award Values Reported in SCT for the Covered Fiscal Year	$(323,152)	$(207,583)	$(207,230)
Plus: Average Year-End Fair Value for Stock Awards Granted in Covered Fiscal Year	$1,119,150	$147,045	$177,158
Plus: Average Year-End Fair Value of Awards Granted and Vested in Covered Fiscal Year	$140,930	$29,413	$35,427
Average Change in Fair Value of Outstanding Unvested Stock Awards from Prior Fiscal Years	$341,054	$(21,249)	$2,268
Average Change in Fair Value of Stock Awards from Prior Years that Vested in Covered Fiscal Year	$696,563	$(13,780)	$4,138
Plus: Average Dividend Equivalents Earned During Applicable Fiscal Year Upon Vesting	$37,961	$11,788	$22,234
Average Compensation Actually Paid	$3,097,161	$766,145	$904,637

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following graph illustrates the relationship of Compensation Actually Paid (CAP) for our PEO and average CAP for our Non-PEO NEOs in relationship to the Company's three year cumulative TSR versus our Proxy Peer group as well as the IShares Russell 2000 Index.

Compensation Actually Paid vs. Net Income [Text Block]	The following graph illustrates the relationship of Compensation Actually Paid (CAP) for our PEO and average CAP for our Non-PEO NEOs versus the Company's Net Income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The following graph illustrates the relationship of Compensation Actually Paid (CAP) for our PEO and average CAP for our Non-PEO NEOs versus the Company's selected measure, EBITDA.
Total Shareholder Return Vs Peer Group [Text Block]
The following graph illustrates the relationship of Compensation Actually Paid (CAP) for our PEO and average CAP for our Non-PEO NEOs in relationship to the Company's three year cumulative TSR versus our Proxy Peer group as well as the IShares Russell 2000 Index.

Tabular List [Table Text Block]
The most important Financial Performance measures used by the Company to link Compensation Actually Paid to Company Performance for the most recently completed fiscal year for PEO and Non-PEO NEOs, as described in greater detail in the CD&A section of this Proxy Statement, are as follows:
(i)	EBITDA
(ii)	Working Capital (% of Revenue)
(iii)	Net Income

Total Shareholder Return Amount	$ 379.86	94.3	105.59
Peer Group Total Shareholder Return Amount	151.67	111.63	135.75
Net Income (Loss)	$ 54,500,000	$ 13,700,000	$ 600,000
Company Selected Measure Amount	71,100,000	18,900,000	11,400,000
PEO Name	Brett A. Cope	Brett A. Cope	Brett A. Cope
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Working Capital (% of Revenue)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
PEO [Member] | Stock Award Values Reported in SCT for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (922,684)	$ (780,312)	$ (780,160)
PEO [Member] | Year-End Fair Value for Stock Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,998,244	552,760	666,942
PEO [Member] | Year-End Fair Value of Awards Granted and Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	599,616	110,552	133,378
PEO [Member] | Change in Fair Value of Outstanding Unvested Stock Awards from Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,282,112	(80,000)	8,400
PEO [Member] | Change in Fair Value of Stock Awards from Prior Years that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,621,796	(51,364)	13,285
PEO [Member] | Dividend Equivalents Earned During Applicable Fiscal Year Upon Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	143,595	43,890	71,616
Non-PEO NEO [Member] | Stock Award Values Reported in SCT for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(323,152)	(207,583)	(207,230)
Non-PEO NEO [Member] | Year-End Fair Value for Stock Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,119,150	147,045	177,158
Non-PEO NEO [Member] | Year-End Fair Value of Awards Granted and Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	140,930	29,413	35,427
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Stock Awards from Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	341,054	(21,249)	2,268
Non-PEO NEO [Member] | Change in Fair Value of Stock Awards from Prior Years that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	696,563	(13,780)	4,138
Non-PEO NEO [Member] | Dividend Equivalents Earned During Applicable Fiscal Year Upon Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 37,961	$ 11,788	$ 22,234